OTHER FINANCIAL ASSETS AT AMORTISED COST (Details) - Other financial assets - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Financial Assets At Fair Value Through Profit Or Loss [Line Items]
Financial assets at amortised cost	£ 3,987	£ 3,408
Debt securities
Financial Assets At Fair Value Through Profit Or Loss [Line Items]
Financial assets at amortised cost	£ 3,987	£ 3,408